UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 6, 2003

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		90
Form 13F Information Table Value Total:		$122,376

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Limited                    COM              002050102     1688    41200 SH       SOLE                    41200
AT&T Wireless Services, Inc.   COM              00209a106      667   118036 SH       SOLE                   116999              1037
Abbott Laboratories            COM              002824100     2256    56410 SH       SOLE                    56410
Adaptec                        COM              00651F108      282    50000 SH       SOLE                    48500              1500
Advanced Micro Devices         COM              007903107      231    35760 SH       SOLE                    34760              1000
Aegon N.V.                     COM              007924103      702    54740 SH       SOLE                    54240               500
Agilent Technologies Inc.      COM              00846U101      452    25168 SH       SOLE                    25168
Altria Group, Inc. (frmly. Phi COM              718154107      226     5569 SH       SOLE                     5569
American Express               COM              025816109     1989    56280 SH       SOLE                    55280              1000
Applied Signal Technology      COM              038237103      543    45800 SH       SOLE                    44800              1000
Avista (formerly Washington Wa COM              940688104      199    17250 SH       SOLE                    17200                50
BP p.l.c. ADR                  COM              055622104     1149    28277 SH       SOLE                    28277
BRE Properties                 COM              05564E106     1914    61356 SH       SOLE                    60456               900
BancOne                        COM              06423A103     1947    53260 SH       SOLE                    53260
BellSouth Corp.                COM              079860102      456    17609 SH       SOLE                    17609
Brascan Corp.   (formerly Edpe COM              280905803     1654    80700 SH       SOLE                    79150              1550
Bristol-Myers Squibb           COM              110122108     2616   113016 SH       SOLE                   112316               700
CSX Corp.                      COM              126408103      269     9500 SH       SOLE                     9500
Central Fund of Canada Ltd.    COM              153501101     2027   424900 SH       SOLE                   424700               200
ChevronTexaco Corporation      COM              166764100     4912    73891 SH       SOLE                    73660               231
Chubb Corporation              COM              171232101     1477    28300 SH       SOLE                    28000               300
Con Agra Inc.                  COM              205887102      632    25250 SH       SOLE                    25250
Consolidated Edison, Inc.      COM              209115104      253     5900 SH       SOLE                     5900
Corning Inc.                   COM              219350105      595   179650 SH       SOLE                   177400              2250
Crescent Real Estate           COM              225756105      696    41800 SH       SOLE                    41200               600
DNP Select Income Fund (fmly.  COM              264324104     1892   191150 SH       SOLE                   191150
Del Monte Foods Company        COM              24522P103      197    25579 SH       SOLE                    25446               133
Disney (Walt) Holding Co.      COM              254687106      808    49542 SH       SOLE                    49042               500
Donnelley (RR) & Sons          COM              257867101     1549    71150 SH       SOLE                    70400               750
Du Pont                        COM              263534109     2581    60880 SH       SOLE                    60880
Duke-Weeks Realty Corp.        COM              264411505      713    28000 SH       SOLE                    27000              1000
EMC Corp.                      COM              268648102      281    45750 SH       SOLE                    44500              1250
Edison International (formerly COM              281020107      170    14310 SH       SOLE                    14310
Emerson Electric               COM              291011104     3181    62550 SH       SOLE                    62250               300
ExxonMobil                     COM              30231g102     1468    42018 SH       SOLE                    42018
General Electric               COM              369604103      406    16678 SH       SOLE                    16678
Gillette Co.                   COM              375766102     2576    84840 SH       SOLE                    84240               600
GlaxoSmithKline plc            COM              37733W105     3075    82100 SH       SOLE                    81600               500
Goldcorp, Inc.                 COM              380956409     2105   165500 SH       SOLE                   164000              1500
Halliburton Company            COM              406216101      613    32750 SH       SOLE                    32750
Healthcare Property Investors, COM              421915109     1314    34300 SH       SOLE                    34300
Heinz (H.J.)                   COM              423074103     1871    56925 SH       SOLE                    56625               300
Hillenbrand Industries, Inc.   COM              431573104      585    12100 SH       SOLE                    12100
IShares MSCI Japan Index       COM              464286848      285    41000 SH       SOLE                    41000
Imperial Chemical Industries P COM              452704505      979    68000 SH       SOLE                    68000
Innkeepers USA Trust           COM              4576J0104      524    68400 SH       SOLE                    67400              1000
Int'l. Flavor & Fragrances     COM              459506101     1167    33250 SH       SOLE                    33250
Intel Corp.                    COM              458140100     2241   143901 SH       SOLE                   143201               700
International Business Machine COM              459200101     2401    30977 SH       SOLE                    30977
Johnson & Johnson              COM              478160104     3061    57000 SH       SOLE                    57000
KLA Tencor Corp.               COM              482480100      313     8850 SH       SOLE                     8850
Kimberly-Clark                 COM              494368103     1557    32800 SH       SOLE                    32800
Koninklijke Royal Ahold ADR    COM              500467303     1348   105890 SH       SOLE                   104870              1020
Liberty Media Corporation Clas COM              530718105     1420   158860 SH       SOLE                   157820              1040
Lilly, Eli                     COM              532457108     1330    20940 SH       SOLE                    20940
Lucent Technologies            COM              549463107       32    25589 SH       SOLE                    25589
Microsoft                      COM              594918104     3606    69752 SH       SOLE                    69352               400
Motorola Inc.                  COM              620076109      233    26950 SH       SOLE                    26950
New Plan Excel Realty Trust    COM              648053106     1681    88050 SH       SOLE                    87550               500
Newmont Mining                 COM              651639106     3936   135601 SH       SOLE                   134351              1250
Norfolk Southern               COM              655844108      200    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106       71    44257 SH       SOLE                    44257
Oracle Corp.                   COM              68389X105     2344   217000 SH       SOLE                   217000
PACCAR Inc.                    COM              693718108      295     6400 SH       SOLE                     6400
PG&E Corporation               COM              69331C108      470    33792 SH       SOLE                    33792
Pepsico Inc.                   COM              713448108     2295    54356 SH       SOLE                    54056               300
Pfizer Inc.                    COM              717081103     1795    58702 SH       SOLE                    58702
Pharmacia Corporation (formerl COM              611662107      293     7000 SH       SOLE                     7000
Plum Creek Timber Company, Inc COM              729251108     2372   100500 SH       SOLE                   100000               500
Preferred Voice, Inc.          COM              740432109        2    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    14639   170337 SH       SOLE                   170337
Royal Caribbean Cruises        COM              V7780T103      195    11700 SH       SOLE                    11700
Royal Dutch Petroleum          COM              780257804      222     5050 SH       SOLE                     5050
SBC Communications             COM              78387G103     3057   112746 SH       SOLE                   112089               657
Safeguard Scientifics          COM              786449108      268   197250 SH       SOLE                   197250
Safeway Inc.                   COM              786514208      491    21000 SH       SOLE                    21000
Sara Lee                       COM              803111103     2079    92357 SH       SOLE                    91857               500
Schering Plough                COM              806605101     1391    62660 SH       SOLE                    62160               500
Scottish Power PLC ADS (frmly  COM              81013t705      238    10377 SH       SOLE                    10377
Sun Microsystems Inc.          COM              866810104      215    69150 SH       SOLE                    69150
Unilever PLC                   COM              904767704     2743    71700 SH       SOLE                    71700
Union Pacific Corp.            COM              907818108      389     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      288    17600 SH       SOLE                    17600
United Technologies            COM              913017109     2035    32850 SH       SOLE                    32850
Verizon Corporation            COM              92343V104     1738    44842 SH       SOLE                    44766                76
Visteon Corporation            COM              92839U107       74    10659 SH       SOLE                    10509               150
Washington REIT SBI            COM              939653101      204     8000 SH       SOLE                     8000
WorldCom Group                 COM              55268b106        1    10500 SH       SOLE                    10500
BankAmerica Capital IV Pfd. Y  PFD              066044207      223     8800 SH       SOLE                     8800
Royal Bank Scotland Pfd. B     PFD              780097309      420    16700 SH       SOLE                    16700